Document and Entity Information	Apr. 14, 2021
Cover [Abstract]
Entity Registrant Name	NUCOR CORP
Amendment Flag	true
Entity Central Index Key	0000073309
Document Type	8-K/A
Document Period End Date	Apr. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-4119
Entity Tax Identification Number	13-1860817
Entity Address, Address Line One	1915 Rexford Road
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	366-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.40 per share
Trading Symbol	NUE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 amends the Current Report on Form 8-K (the “Original 8-K”) Nucor Corporation (the “Company”) filed with the Securities and Exchange Commission on April 14, 2021, regarding the retirement of Raymond S. Napolitan, Jr. as Executive Vice President of Engineered Bar Products and Digital of the Company. The disclosure included in the Original 8-K otherwise remains unchanged.